Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2024	2023
(in $ millions)	$	$
Short-term deposits	861	650
Cash at banks and on hand	2,103	2,488
Cash and cash equivalents in the statement of financial position	2,964	3,138